Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
Cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, salaries and benefits payable, accrued interest, other accrued expenses and current liabilities are reflected on the condensed consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.
The fair value of the Company’s debt approximates its carrying value and is classified as Level 2 within the fair value hierarchy as it is based on discounted cash flows using a current borrowing rate.
Private Warrants
The private warrants were valued using a modified Black-Scholes OPM, which is classified as Level 3 within the fair value hierarchy. The following table presents the fair value per warrant and the valuation assumptions under the Black-Scholes OPM as of March 31, 2022 and December 31, 2021.

	March 31, 2022	December 31, 2021
Fair value	$2.63	$2.47
Exercise price	$11.50	$11.50
Common stock price	$8.48	$6.75
Expected option term (years)	4.42 years	4.67 years
Expected volatility	45.90%	60.50%
Risk-free rate of return	2.41%	1.21%
Expected annual dividend yield	—%	—%
Changes in the fair value of the private warrants are included in other (income) expense, net on the condensed consolidated statements of operations and comprehensive income (loss).
Contingent Consideration
As of March 31, 2022 and December 31, 2021, contingent consideration consisted of estimated future payments related to the Company’s acquisition of Roccor. As certain inputs are not observable in the market, contingent consideration payments are classified as Level 3 instruments and included in notes payable to seller on the condensed consolidated balance sheets. Significant changes in the significant unobservable inputs used in the Black-Scholes OPM to determine the fair value of contingent consideration would result in a significantly lower or higher fair value measurement. The Company adjusts the previous fair value estimate of contingent consideration at each reporting period while considering changes in forecasted financial performance and overall change in risk based on the period of time elapsed.
The purchase agreement with the sellers of Roccor awarded such sellers with a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones for the year ended December 31, 2021. The fair value of the Roccor contingent earnout was estimated using the Black-Scholes OPM.
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
As of March 31, 2022, the Company expects to pay the Roccor contingent earnout during the second half of 2022 in accordance with the acquisition agreement.
Financial liabilities measured at fair value on a recurring basis are as follows:

		March 31, 2022
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$20,336	$20,336
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$21,336	$21,336

		December 31, 2021
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098
Changes in the fair value of Level 3 financial liabilities during the three months ended March 31, 2022 were as follows:

	Private Warrants	Contingent Consideration	Total Level 3
December 31, 2021	$19,098	$1,000	$20,098
Additions	—	—	—
Changes in fair value	1,238	—	1,238
Settlements	—	—	—
March 31, 2022	$20,336	$1,000	$21,336

Note D – Fair Value of Financial Instruments
Cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, salaries and benefits payable, accrued interest, other accrued expenses and current liabilities are reflected on the consolidated balance sheets at amounts that approximate fair value because of the short-term nature of these financial assets and liabilities.
The fair value of the Company’s debt approximates its carrying value and is classified as a Level 2 fair value in the fair value hierarchy as it is based on discounted cash flows using a current borrowing rate.
The private warrants were valued using a modified Black-Scholes OPM, which is considered to be a Level 3 fair value measurement. Refer to Note P for information on the Level 3 inputs used to value the private warrants.
As of December 31, 2021, contingent consideration consists of estimated future payments related to the Successor’s acquisition of Roccor. As certain inputs are not observable in the market, contingent consideration payments are classified as Level 3 instruments and included in notes payable to seller on the Successor’s consolidated balance sheets. Significant changes in the significant unobservable inputs used in the Black-Scholes OPM to determine the fair value of contingent consideration would result in a significantly lower or higher fair value measurement. The Company adjusts the previous fair value estimate of contingent consideration at each reporting period while considering changes in forecasted financial performance and overall change in risk based on the period of time elapsed. Refer to Note C for information on the Level 3 inputs used to value the contingent consideration.
Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		December 31, 2021
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098

		Successor
		December 31, 2020
	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$—	$—
Contingent consideration	Notes payable to sellers	—	—	1,257	1,257
Total		$—	$—	$1,257	$1,257
The changes in the Level 3 fair values of private warrants and contingent consideration are as follows:

	Private Warrants	Contingent Consideration	Total Level 3
Predecessor
January 1, 2020	$—	$—	$—
Additions	—	—	—
Changes in fair value	—	—	—
Settlements	—	—	—
June 21, 2020	$—	$—	$—

Successor
February 10, 2020	$—	$—	$—
Additions	—	1,257	1,257
Changes in fair value	—	—	—
Settlements	—	—	—
December 31, 2020	—	1,257	1,257
Additions	21,727	450	22,177
Changes in fair value	(2,629)	10,891	8,262
Settlements	—	(11,598)	(11,598)
December 31, 2021	$19,098	$1,000	$20,098